Recent Accounting Guidance	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Guidance
RECENT ACCOUNTING GUIDANCE
Recently Adopted Accounting Guidance
In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") 2014-08, "Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity", which amended the guidance for reporting discontinued operations and disposals of components of an entity. The amended guidance requires that a disposal representing a strategic shift that has (or will have) a major effect on an entity’s financial results or a business activity classified as held for sale should be reported as discontinued operations. The amendments also expand the disclosure requirements for discontinued operations and add new disclosures for individually significant dispositions that do not qualify as discontinued operations. The amendments are effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2014 and early adoption is permitted. We have adopted this guidance as of December 31, 2014.
In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," issuing changes to the reporting of amounts reclassified out of accumulated other comprehensive income. These changes require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. These requirements are to be applied to each component of accumulated other comprehensive income. This guidance is effective prospectively for annual reporting periods beginning on or after January 1, 2014, and the interim periods within those annual periods. We have included the additional disclosures requirements within Note 26.
Accounting Guidance Issued But Not Yet Adopted
In May 2014, the FASB issued ASU 2014-09 (Accounting Standard Codification 606), "Revenue from Contracts with Customers", which sets forth the guidance that an entity should use related to revenue recognition. This ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is not permitted. We are in the process of assessing the impact the adoption of this ASU will have on our financial position, results of operations and cash flows.